Statement of Compliance	12 Months Ended
Dec. 31, 2020
Statement of Compliance
Statement of Compliance

Note 2. Statement of Compliance

These individual financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”).

They were approved by the Company’s Board of Directors on March 2, 2021.

Standards, amendments to existing standards and interpretations published by the IASB whose application has been mandatory since January 1, 2020

The application of standards, amendments to existing standards and interpretations published by the IASB whose application has been mandatory since January 1, 2020 had no significant impact on the Company’s financial statements as of December 31, 2020. They primarily concern:

-	Amendments to IAS 1 and IAS 8 related to definition of materiality
-	Amendments to IFRS 9, IAS 39 and IFRS 7 related to interest rate benchmark reform - Phase 1
-	Amendment to IFRS 3 related to business combinations and
-	Amendment to IFRS 16 on rent relief related to Covid-19

Standards, amendments to existing standards and interpretations published by the IASB whose application is not yet mandatory

No standards, amendments to existing standards or interpretations had been published but were not yet applicable as of December 31, 2020, that may have significant impact on the Company’s financial statements.

2.1. Impact of the first time adoption of IFRS 16 since January 1, 2019

IFRS 16 - Leases has been mandatory since January 1, 2019. In accordance with the standard, the Company recognizes:

•	an asset, representing its right to use the leased asset during the lease term (right-of-use asset);
•	a liability, representing the value of the outstanding lease payments (lease liability).

For the first-time adoption of IFRS 16, the Company used the simplified retrospective method by applying the practical expedients provided in the standard. Consequently and in accordance with IFRS 16, comparative data have not been restated.

Following an analysis, the Company identified two types of leases that meet the IFRS 16 criteria and whose accounting treatment must be restated in accordance with the new standard: two vehicles and research equipment (10 fibroscan machines).

For each asset, the discount rate used to calculate the lease liability is determined based on the incremental borrowing rate at the date of signature of the lease. The incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The incremental borrowing rate applied to leases at January 1, 2019 is 1.57%.

The Company has not restated its other leases because they are covered by the exemptions permitted under the standard (short-time leases and low-value leases). They include:

•	leases that expire within 12 months of the date of first-time adoption (January 1, 2019);
•	12-month leases with automatic renewal, where it is not reasonably certain at the date of first-time application that the leases will be renewed; and
•	leases for which the underlying asset is less than €5,000.

Rental expenses for short-term and low-value leases continue to be recognized in operating expenses in the Company'sincome statement.

Impact on the Company's financial statements

The impact of the first-time adoption of IFRS 16 at January 1, 2019 included a €0.2 million increase in debt and a €0.3 million increase in net property, plant and equipment (including the reclassification of a prepaid expense in the amount of €0.1 million).

The carrying amount of net property, plant and equipment and of debt at December 31, 2019 increased by €49 thousand and €37 thousand respectively.

In 2019, the net impact on the Company's statement of income (loss) was €12 thousand.